INTANGIBLE ASSETS, NET AND GOODWILL	12 Months Ended
Dec. 31, 2023
INTANGIBLE ASSETS, NET
INTANGIBLE ASSETS, NET AND GOODWILL

10.INTANGIBLE ASSETS, NET AND GOODWILL

	As of December 31, 2022			As of December 31, 2023
		Accumulated	Net carrying		Accumulated	Net carrying	Net carrying
	Cost	amortization	value	Cost	amortization	value	value
	VND million	VND million	VND million	VND million	VND million	VND million	USD
Finite-lived intangible assets:
License	3,903,095	(3,698,305)	204,790	3,690,720	(3,690,720)	—	—
Software(i)	1,442,065	(608,416)	833,649	2,046,815	(887,418)	1,159,397	48,579,444
Purchased software under development phase	410,506	—	410,506	120,157	—	120,157	5,034,652
Others	17,176	(5,050)	12,126	18,446	(6,280)	12,166	509,763
Total	5,772,842	(4,311,771)	1,461,071	5,876,138	(4,584,418)	1,291,720	54,123,858
(i)	Weighted-average remaining useful life of 53 months as of December 31, 2023 (2022: 43 months, 2021: 48 months).

10.INTANGIBLE ASSETS, NET AND GOODWILL (continued)

The Group recorded amortization expenses of VND466,454 million (USD19.5 million), VND2,341,850 million and VND897,562 million for the years ended December 31, 2023, 2022 and 2021, respectively.

The following table identifies the estimated amortization expense of the Group’s intangible assets as of December 31, 2023 for each of the next five years (in VND million):

2024	353,048
2025	356,247
2026	205,287
2027	153,558
2028 and thereafter	223,580

Impairment testing of goodwill of the Group

Allocation of goodwill

Goodwill has been allocated to the Group’s reporting units that are expected to benefit from the synergies of the combination. The reporting units are identified according to main product lines as follows:

	Goodwill allocated
	As of December 31,
Reporting unit	2022	2023	2023
	VND million	VND million	USD
Automotive	262,252	—	—
E-scooter	9,951	—	—
Total	272,203	—	—

The reporting unit of Automotive is one level below the Automobiles operating segment, whereas the E-scooter reporting unit and E-scooter operating segment are at the same level. The Group does not aggregate any reporting units for the purpose of testing goodwill for impairment.

Testing impairment for reporting units

The Group is required to test its goodwill for impairment annually and more frequently if indicators of impairment exist.

There were no accumulated impairment losses as of December 31, 2022.

As of December 31, 2023, the Group elected to bypass the qualitative assessment and proceeded directly to perform the quantitative goodwill impairment test for the reporting units.

For the purpose of fair value measurement, the current use of the assets is considered as the highest and best use. Accordingly, fair value is calculated using cash flow projections from financial budgets approved by management covering the period from the reporting dates to the end of next five financial years; and extrapolated using a steady growth rate (terminal growth rate) of 3% (in 2022: 3%). The after-tax discount rate applied to cash flow projections is 16% (2022: 15%). As a result of updating the estimates and assumptions after taking into account of actual performance, the estimated fair value of the automotive and e-scooter reporting units were less than their respective carrying values. Therefore, management recorded a full impairment of VND272 billion (USD11.4 million) for goodwill, for the year ended December 31, 2023.